Prospectus Supplement	September 25, 2019

George Putnam Balanced Fund, Putnam Capital Spectrum Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Income Fund, Putnam Equity Spectrum Fund, Putnam Focused Equity Fund, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Technology Fund, Putnam Growth Opportunities Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth Fund, Putnam International Value Fund, Putnam Multi-Cap Core Fund, Putnam Small Cap Growth Fund, Putnam Research Fund, Putnam Small Cap Value Fund, Putnam Sustainable Future Fund, and Putnam Sustainable Leaders Fund

Effective September 30, 2019, the following disclosure replaces in its entirety the subsection Portfolio Holdings under the main heading What are the fund’s main investment strategies and related risks? in each fund’s prospectus:

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the 8th business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

318613 9/19

Statement of Additional Information Supplement	September 25, 2019

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
ALL PUTNAM RETAIL OPEN-END FUNDS, EXCLUDING PUTNAM DYNAMIC
ASSET ALLOCATION EQUITY FUND, PUTNAM DYNAMIC RISK
ALLOCATION FUND, PUTNAM MASSACHUSETTS TAX EXEMPT INCOME
FUND, PUTNAM MINNESOTA TAX EXEMPT INCOME FUND, PUTNAM
MORTGAGE OPPORTUNITIES FUND, PUTNAM NEW JERSEY TAX EXEMPT
INCOME FUND, PUTNAM OHIO TAX EXEMPT INCOME FUND, AND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

Effective September 30, 2019, the following disclosure replaces in its entirety the sub-section Public Disclosures under the heading DISCLOSURE OF PORTFOLIO INFORMATION in each fund’s Statement of Additional Information:

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, money market funds file reports of portfolio holdings on Form N-MFP each month (with respect to the prior month), and funds other than money market funds file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter) with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR and N-MFP filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing, Form N-MFP filings are available 60 days after each calendar month end, and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website at http://www.sec.gov.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	No later than 5 business days
after the end of each month.

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month.

For Putnam Mortgage Opportunities Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments institutional website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	Last business day of the
month after the end of each
month.
Top 10 Portfolio Holdings and	Monthly	Approximately 15 days
other portfolio statistics		after the end of each month.

For Putnam Ultra Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month.

For Putnam PanAgora Managed Futures Strategy and Putnam PanAgora Market Neutral Fund, Putnam Management makes each fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Quarterly	Approximately 45 days after the
end of each calendar quarter.

For Putnam PanAgora Risk Parity Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Quarterly	The last business day of the
month following the end of
each calendar quarter.

For Putnam Equity Income Fund, Putnam Capital Spectrum Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Spectrum Fund, Putnam Focused Equity Fund, Putnam Global Technology Fund, Putnam International Value Fund, Putnam Multi-Cap Core Fund, Putnam Small Cap Growth Fund, George Putnam Balanced Fund, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam International Equity Fund, Putnam Growth Opportunities Fund, Putnam International Capital Opportunities Fund, Putnam International Growth Fund, Putnam Research Fund, Putnam Small Cap Value Fund, Putnam Sustainable Future Fund, and Putnam Sustainable Leaders Fund, Putnam Management makes each fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Quarterly	8 business days after the end of
each calendar quarter.
Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information (1)	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	8 business days after the end of
each month.
Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month.

(1) Putnam mutual funds that are not currently offered to the general public (such as Putnam Short Term Investment Fund and Putnam Dynamic Asset Allocation Equity Fund) do not post portfolio holdings on the Putnam Investments website, except to the extent required by applicable regulations. Putnam RetirementReady® Funds and Retirement Income Fund Lifestyle 1 invest solely in other Putnam funds. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

SAI Multi-fund Supplement – 9/19